Income Tax (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
At the beginning of the year	$ 6,230,296	$ 5,043,944
Acquisition of subsidiary		500,934
Current year addition	1,281,472	1,054,992
Expired	(61,892)	(74,735)
Exchange difference	(115,166)	(294,839)
Over provided in last year	59,687
At the end of the year	$ 7,394,397	$ 6,230,296